Postretirement benefit plans - Effect of significant unobservable inputs, change in plan assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 941	$ 1,071	$ 914
U.S. defined benefit plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	904	1,034
U.S. defined benefit plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	37	35
U.S. defined benefit plan | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27	119
U.S. defined benefit plan | Money market funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | Money market funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27	119
U.S. defined benefit plan | Money market funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | U.S. Government agency and Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208	247
U.S. defined benefit plan | U.S. Government agency and Treasury securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | U.S. Government agency and Treasury securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208	247
U.S. defined benefit plan | U.S. Government agency and Treasury securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | U.S. bond funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	372	368
U.S. defined benefit plan | U.S. bond funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | U.S. bond funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	372	368
U.S. defined benefit plan | U.S. bond funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | U.S. equity funds and option collars
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217	219
U.S. defined benefit plan | U.S. equity funds and option collars | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | U.S. equity funds and option collars | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217	219
U.S. defined benefit plan | U.S. equity funds and option collars | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	81
U.S. defined benefit plan | International equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | International equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	81
U.S. defined benefit plan | International equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | Limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	37
U.S. defined benefit plan | Limited partnerships | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | Limited partnerships | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. defined benefit plan | Limited partnerships | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	37
U.S. retiree health care plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	485	517	431
U.S. retiree health care plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	193	251
U.S. retiree health care plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	292	266
U.S. retiree health care plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. retiree health care plan | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	49
U.S. retiree health care plan | Money market funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. retiree health care plan | Money market funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	49
U.S. retiree health care plan | Money market funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. retiree health care plan | U.S. bond funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	193	205
U.S. retiree health care plan | U.S. bond funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	193	205
U.S. retiree health care plan | U.S. bond funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. retiree health care plan | U.S. bond funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. retiree health care plan | U.S. equity funds and option collars
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176	197
U.S. retiree health care plan | U.S. equity funds and option collars | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	46
U.S. retiree health care plan | U.S. equity funds and option collars | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176	151
U.S. retiree health care plan | U.S. equity funds and option collars | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. retiree health care plan | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71	66
U.S. retiree health care plan | International equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. retiree health care plan | International equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71	66
U.S. retiree health care plan | International equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,179	2,218	2,211
Non-U.S. defined benefit plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	403	310
Non-U.S. defined benefit plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,768	1,889
Non-U.S. defined benefit plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	19	18
Non-U.S. defined benefit plan | Cash and money market collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	133
Non-U.S. defined benefit plan | Cash and money market collective trusts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44	88
Non-U.S. defined benefit plan | Cash and money market collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	45
Non-U.S. defined benefit plan | Cash and money market collective trusts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan | Local market bond funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,065	942
Non-U.S. defined benefit plan | Local market bond funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	353	183
Non-U.S. defined benefit plan | Local market bond funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	712	759
Non-U.S. defined benefit plan | Local market bond funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan | International/global bond funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	410	343
Non-U.S. defined benefit plan | International/global bond funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	19
Non-U.S. defined benefit plan | International/global bond funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	410	324
Non-U.S. defined benefit plan | International/global bond funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan | Local market equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	114	204
Non-U.S. defined benefit plan | Local market equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	20
Non-U.S. defined benefit plan | Local market equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108	184
Non-U.S. defined benefit plan | Local market equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan | International/global equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	536	564
Non-U.S. defined benefit plan | International/global equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan | International/global equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	536	564
Non-U.S. defined benefit plan | International/global equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	32
Non-U.S. defined benefit plan | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. defined benefit plan | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	13
Non-U.S. defined benefit plan | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8	$ 19